Shareholders’ Equity (Deficit) (Details) - Schedule of warrant activity	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of warrant activity [Abstract]
Number of Common Share Warrants, Outstanding, Beginning | shares	2,632,278
Weighted average exercise price, Outstanding, Beginning | $ / shares	$ 2.5
Weighted average life (years), Outstanding, Beginning	2 years 9 months 3 days
Intrinsic value of Warrants, Outstanding, Beginning | $
Number of Common Share Warrants, Granted | shares	2,568,182
Weighted average exercise price, Granted | $ / shares	$ 2.26
Weighted average life (years), Granted	3 years 6 months 29 days
Intrinsic value of Warrants, Outstanding, Granted | $
Number of Common Share Warrants, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Weighted average life (years), Exercised
Intrinsic value of Warrants, Outstanding, Exercised | $
Number of Common Share Warrants, Canceled | shares
Weighted average exercise price, Canceled | $ / shares
Weighted average life (years), Canceled
Intrinsic value of Warrants, Outstanding, Canceled | $
Number of Common Share Warrants, Outstanding, Ending | shares	5,200,460
Weighted average exercise price, Outstanding, Ending | $ / shares	$ 2.38
Weighted average life (years), Outstanding, Ending	2 years 4 months 9 days
Intrinsic value of Warrants, Outstanding, Outstanding, Ending | $	$ 512,500
Number of Common Share Warrants, Exercisable, Ending | shares	5,200,460
Weighted average exercise price, Exercisable, Ending | $ / shares	$ 2.38
Weighted average life (years), Exercisable, Ending	2 years 4 months 9 days
Intrinsic value of Warrants, Outstanding, Exercisable, Ending | $	$ 512,500